Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Proprietary software products and related services	$ 513,957	$ 446,461	$ 401,870
Software services	1,419,961	1,254,654	1,091,118
Total revenues	1,933,918	1,701,115	1,492,988
Cost of revenues:
Proprietary software products and related services	284,325	248,957	230,724
Other software products and related services	1,202,160	1,066,109	928,952
Total cost of revenues	1,486,485	1,315,066	1,159,676
Gross profit	447,433	386,049	333,312
Research and development expenses, net	52,604	46,690	41,223
Selling, marketing, general and administrative expenses	224,188	200,870	182,472
Operating income	170,641	138,489	109,617
Financial expenses	29,444	22,443	15,852
Financial income	2,559	3,791	7,562
Pre-tax income before share of profits of companies accounted for at equity, net	143,756	119,837	101,327
Taxes on income	31,269	27,201	24,301
Share of profits of companies accounted for at equity, net	1,535	1,787	369
Net income	114,022	94,423	77,395
Attributable to:
Equity holders of the Company	46,776	38,820	32,365
Non-controlling interests	67,246	55,603	45,030
Net income	$ 114,022	$ 94,423	$ 77,395
Net earnings per share attributable to equity holders of The Company
Basic earnings per share (in Dollars per share)	$ 3.05	$ 2.56	$ 2.20
Diluted earnings per share (in Dollars per share)	$ 3.01	$ 2.44	$ 2.14